CASH AND BORROWINGS - Borrowings are repayable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Bank loans	$ 859	$ 931
Bank overdrafts	5	11	$ 20
Corporate bond	993	992
Private Placement Notes	1,285	1,552
Lease liabilities	210	215
Total borrowings	3,352	3,701
Discounted amount	197	204
In one year
Disclosure of detailed information about borrowings [line items]
Bank loans	305	1
Bank overdrafts	5	11
Private Placement Notes	125	267
Lease liabilities	56	58
Total borrowings	491	337
Between one and two years
Disclosure of detailed information about borrowings [line items]
Bank loans	554	604
Private Placement Notes	105	125
Lease liabilities	33	44
Total borrowings	692	773
Between two and three years
Disclosure of detailed information about borrowings [line items]
Bank loans		326
Private Placement Notes	430	105
Lease liabilities	33	30
Total borrowings	463	461
Between three and four years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes		430
Lease liabilities	23	21
Total borrowings	23	451
Between four and five years
Disclosure of detailed information about borrowings [line items]
Private Placement Notes	75
Lease liabilities	18	15
Total borrowings	93	15
After five years
Disclosure of detailed information about borrowings [line items]
Corporate bond	993	992
Private Placement Notes	550	625
Lease liabilities	47	47
Total borrowings	$ 1,590	$ 1,664